Shareholder Accounts                                           Corporate Offices
C/o Ultimus Fund Solutions, LLC                               3707 W. Maple Road
P.O. Box 46707                                        Bloomfield Hills, MI 48301
Cincinnati, OH 45246                                              (248) 644-8500
1-888-726-0753                                                Fax (248) 644-4250


                            SCHWARTZ INVESTMENT TRUST



April 1, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:    Schwartz Investment Trust (the "Trust")
                File No. 33-51626


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 17) has been filed electronically.

     Please contact the undersigned at 513-587-3403 if you have any questions concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary